UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Address of principal executive offices) (Zip code)

Charles A. Kiraly

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from each Fund electronically by contacting the Fund at 1-888-462-5386 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-888-462-5386. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

TABLE of CONTENTS

Performance Update	1
White Oak Select Growth Fund	1
Pin Oak Equity Fund	2
Rock Oak Core Growth Fund	3
River Oak Discovery Fund	4
Red Oak Technology Select Fund	5
Black Oak Emerging Technology Fund	6
Live Oak Health Sciences Fund	7
Important Disclosures	8
Disclosure of Fund Expenses	11
Financial Statements
Schedules of Investments	13
Statements of Assets & Liabilities	32
Statements of Operations	34
Statements of Changes in Net Assets	36
Financial Highlights	42
Notes to Financial Statements	46
Additional Information	57

White Oak Select Growth Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	WOGSX
Share Price	$96.14
Total Net Assets	$324.0M
Portfolio Turnover	6%

Sector Allocation^
Health Care	28.9%
Information Technology	24.0%
Consumer Discretionary	15.8%
Communication Services	14.9%
Financials	10.3%
Real Estate	2.9%
Consumer Staples	0.8%
Cash & Other Assets	2.4%

Top 10 Holdings^
1.	Amazon.com, Inc.	12.0%
2.	Alphabet, Inc.	11.4%
3.	Cisco Systems, Inc.	6.4%
4.	Amgen, Inc.	6.1%
5.	Charles Schwab Corporation (The)	5.1%
6.	Xilinx, Inc.	4.7%
7.	Gilead Sciences, Inc.	4.4%
8.	Novartis AG - ADR	4.2%
9.	KLA Corporation	4.1%
10.	Pfizer, Inc.	4.0%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
White Oak Select Growth Fund	(1.20)%	9.37%	10.58%	11.35%
S&P 500® Total Return Index[1]	0.86%	9.04%	9.12%	11.69%
Lipper Large-Cap Core Funds Average[2]	(1.14)%	7.42%	7.43%	10.17%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 0.95%

Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 0.94%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	1

Pin Oak Equity Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$65.72
Total Net Assets	$171.6M
Portfolio Turnover	2%

Sector Allocation^
Health Care	28.4%
Financials	18.6%
Information Technology	17.7%
Consumer Discretionary	16.4%
Communication Services	12.7%
Energy	2.4%
Cash & Other Assets	3.8%

Top 10 Holdings^
1.	Alphabet, Inc.	12.7%
2.	Amazon.com, Inc.	7.4%
3.	GlaxoSmithKline plc - ADR	6.4%
4.	KLA Corporation	5.2%
5.	Charles Schwab Corporation (The)	5.2%
6.	eBay, Inc.	4.9%
7.	Xilinx, Inc.	4.7%
8.	Roche Holding AG - ADR	4.5%
9.	Illumina, Inc.	4.4%
10.	Gentex Corporation	4.1%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Pin Oak Equity Fund	(4.04)%	5.47%	8.20%	11.11%
Morningstar U.S. Market Index[1]	(0.56)%	8.34%	8.54%	11.45%
Russell 3000 Total Return Index	(1.04)%	8.02%	8.33%	11.29%
Lipper Multi-Cap Core Funds Average[2]	(4.36)%	5.29%	5.64%	9.15%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 0.96%

Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 0.96%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Effective February 28, 2020, the Morningstar U.S. Market Index replaced the Russell 3000® Total Return Index as the Fund’s performance benchmark because Morningstar U.S. Market Index more closely aligns with the Fund’s investment strategy and portfolio composition. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

2	Semi-Annual Report | April 30, 2020

Rock Oak Core Growth Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$15.41
Total Net Assets	$9.5M
Portfolio Turnover	27%

Sector Allocation^
Information Technology	29.9%
Health Care	19.8%
Consumer Discretionary	18.6%
Communication Services	8.7%
Financials	5.9%
Industrials	5.6%
Real Estate	3.3%
Consumer Staples	3.2%
Cash & Other Assets	5.0%

Top 10 Holdings^
1.	TAL Education Group - ADR	6.1%
2.	Amazon.com, Inc.	6.0%
3.	KLA Corporation	5.2%
4.	Ubiquiti Networks, Inc.	4.4%
5.	Cognizant Technology Solutions Corporation - Class A	4.4%
6.	Jazz Pharmaceuticals plc	4.3%
7.	Seagate Technology plc	4.2%
8.	F5 Networks, Inc.	4.1%
9.	Hartford Financial Services Group, Inc. (The)	3.8%
10.	Illumina, Inc.	3.6%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Rock Oak Core Growth Fund	(9.15)%	4.86%	5.20%	8.59%
Morningstar U.S. Mid Cap Index[1]	(9.41)%	4.10%	5.48%	10.32%
S&P 500 Total Return Index	0.86%	9.04%	9.12%	11.69%
Lipper Multi-Cap Core Funds Average[2]	(4.36)%	5.29%	5.64%	9.15%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 1.38%/1.25%
Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 1.60%/1.25%

The Adviser has contractually agreed through February 28, 2021, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Effective February 28, 2020, the Morningstar U.S. Mid Cap Index replaced the S&P 500® Total Return Index as the Fund’s performance benchmark because Morningstar U.S. Mid Cap Index more closely aligns with the Fund’s investment strategy and portfolio composition. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	3

River Oak Discovery Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$12.94
Total Net Assets	$11.0M
Portfolio Turnover	13%

Sector Allocation^
Information Technology	42.0%
Health Care	14.2%
Financials	11.4%
Consumer Discretionary	9.0%
Consumer Staples	7.6%
Industrials	4.4%
Materials	3.2%
Communication Services	0.8%
Cash & Other Assets	7.4%

Top 10 Holdings^
1.	Boston Beer Company, Inc. (The) - Class A	7.5%
2.	Kulicke & Soffa Industries, Inc.	5.5%
3.	SolarEdge Technologies, Inc.	4.9%
4.	Cohu, Inc.	4.8%
5.	Advanced Energy Industries, Inc.	4.3%
6.	United Therapeutics Corporation	4.3%
7.	Silicon Motion Technology Corporation - ADR	4.0%
8.	Eagle Pharmaceuticals, Inc.	3.6%
9.	Cirrus Logic, Inc.	3.4%
10.	Dime Community Bancshares, Inc.	3.3%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
River Oak Discovery Fund	(4.60)%	0.64%	2.27%	6.35%
Morningstar U.S. Small Cap Index[1]	(17.50)%	(1.33)%	2.31%	7.84%
Russell 2000 Growth Total Return Index	(9.22)%	4.21%	5.19%	9.96%
Lipper Small-Cap Core Funds Average[2]	(19.84)%	(3.55)%	0.83%	6.36%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 1.60%/1.35%
Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 1.56%/1.35%

The Adviser has contractually agreed through February 28, 2021, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual tee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Effective February 28, 2020, the Morningstar U.S. Small Cap Index replaced the Russell 2000® Growth Total Return Index as the Fund’s performance benchmark because Morningstar U.S. Small Cap Index more closely aligns with the Fund’s investment strategy and portfolio composition. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

4	Semi-Annual Report | April 30, 2020

Red Oak Technology Select Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$30.03
Total Net Assets	$558.3M
Portfolio Turnover	1%

Sector Allocation^
Information Technology	74.5%
Communication Services	14.9%
Consumer Discretionary	9.1%
Cash & Other Assets	1.5%

Top 10 Holdings^
1.	Alphabet, Inc.	9.7%
2.	Microsoft Corporation	8.7%
3.	Apple, Inc.	7.0%
4.	Amazon.com, Inc.	6.8%
5.	Intel Corporation	5.8%
6.	Facebook, Inc. - Class A	5.3%
7.	KLA Corporation	4.5%
8.	Cisco Systems, Inc.	4.4%
9.	Oracle Corporation	4.0%
10.	Global Payments, Inc.	3.5%

^     Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Red Oak Technology Select Fund	4.29%	15.56%	16.59%	16.21%
S&P 500 Equal Weight Information Technology Index[1]	3.10%	15.91%	16.45%	15.87%
Lipper Science & Technology Funds Average[2]	6.12%	16.18%	15.00%	14.21%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 0.95%

Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 0.94%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	5

Black Oak Emerging Technology Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$5.18
Total Net Assets	$35.9 M
Portfolio Turnover	8%

Sector Allocation^
Information Technology	78.2%
Communication Services	9.7%
Health Care	5.4%
Consumer Discretionary	1.7%
Cash & Other Assets	5.0%

Top 10 Holdings^
1.	Apple, Inc.	6.6%
2.	Citrix Systems, Inc.	5.1%
3.	Tencent Holdings Ltd. - ADR	4.7%
4.	SolarEdge Technologies, Inc.	4.6%
5.	Illumina, Inc.	4.1%
6.	Diodes, Inc.	3.5%
7.	KLA Corporation	3.5%
8.	Fortinet, Inc.	3.3%
9.	Facebook, Inc. - Class A	3.2%
10.	Salesforce.com, Inc.	3.1%

^    Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Black Oak Emerging Technology Fund	3.08%	9.90%	8.84%	10.24%
S&P 500 Equal Weight Information Technology Index[1]	3.10%	15.91%	16.45%	15.87%
Lipper Science & Technology Funds Average[2]	6.12%	16.18%	15.00%	14.21%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 1.18%

Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 1.14%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

6	Semi-Annual Report | April 30, 2020

Live Oak Health Sciences Fund	Performance Update
All data below as of April 30, 2020 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$18.57
Total Net Assets	$48.7M
Portfolio Turnover	7%

Sector Allocation^
Health Care	97.7%
Rights	0.2%
Cash & Other Assets	2.1%

Top 10 Holdings^
1.	Cigna Corporation	8.3%
2.	Biogen, Inc.	7.8%
3.	Amgen, Inc.	7.7%
4.	Gilead Sciences, Inc.	7.7%
5.	GlaxoSmithKline plc - ADR	7.3%
6.	Novo Nordisk A/S - ADR	7.1%
7.	UnitedHealth Group, Inc.	6.4%
8.	Sanofi - ADR	6.2%
9.	Cardinal Health, Inc.	5.7%
10.	Charles River Laboratories International, Inc.	5.7%

^    Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years. Past performance does not guarantee future results. This chart and the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Live Oak Health Sciences Fund	12.27%	4.70%	5.01%	11.52%
S&P 500® Health Care Index[1]	14.52%	11.97%	8.86%	14.63%
Lipper Health & Biotechnology Funds Average[2]	13.30%	10.39%	6.58%	14.37%

Gross/Net Expense Ratio (per the prospectus dated February 28, 2020): 1.05%

Gross/Net Expense Ratio (as of the six months ended April 30, 2020): 1.03%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

1 Standard & Poor’s is the source and owner of the S&P Index data. 2 Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 8 and 9 for additional disclosure.

1-888-462-5386 | www.oakfunds.com	7

Important Disclosures

All data below as of April 30, 2020 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Lipper Health & Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Core Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Core Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Oak Associates Funds (the “Funds) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Funds or any member of the public regarding the advisability of investing in equity securities generally or in the Funds in particular or the ability of the Funds to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUNDS OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index

Morningstar U.S. Market Index – Measures the performance of US securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Morningstar U.S. Mid Cap Index – Tracks the performance of U.S. mid-cap stocks that fall between 70th and 90th percentile in market capitalization of the investable universe. In aggregate the Mid-Cap Index represents 20 percent of the investable universe.

8	Semi-Annual Report | April 30, 2020

Important Disclosures

All data below as of April 30, 2020 (Unaudited)

Morningstar U.S. Small Cap Index – Measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell 2000® Growth Total Return Index – The Russell 2000® Growth Total Return Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Total Return Index – The Russell 3000® Total Return Index measures the performance of 3,000 publicly held US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500® Index – is a commonly-recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

S&P 500® Equal Weight Information Technology Index – The S&P 500® Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500® Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500® Index.

S&P 500® Health Care Index – The S&P 500® Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500® Total Return Index – The S&P 500® Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

Investment Definitions

Smart beta defines a set of investment strategies that emphasize the use of alternative index construction rules to traditional market capitalization based indices. Smart beta emphasizes capturing investment factors of market inefficiencies in a rules-based and transparent way.

1-888-462-5386 | www.oakfunds.com	9

Important Disclosures

All data below as of April 30, 2020 (Unaudited)

Correlation is a statistic that measures the degree to which two securities move in relation to each other.

The P/E is the ratio for valuing a company that measures its current share price relative to its per-share earnings. The price-earnings ratio can be calculated as market value per share divided by earnings per share.

The KBW Bank Index is an economic index consisting of the stocks of 24 banking companies. This index serves as a benchmark of the banking sector. This index trades on the Philadelphia Stock Exchange, where it was created.

Book value of an asset is the value at which the asset is carried on a balance sheet and calculated by taking the cost of an asset minus the accumulated depreciation. Book value is also the net asset value of a company, calculated as total assets minus intangible assets and liabilities.

Free cash flow yield is an overall return evaluation ratio of a stock, which standardizes the free cash flow per share a company is expected to earn against its market price per share. The ratio is calculated by taking the free cash flow per share divided by the share price.

10	Semi-Annual Report | April 30, 2020

Disclosure of Fund Expenses

As of April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 through April 30, 2020.

Actual Expenses

The first line of the table for each Fund provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

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Disclosure of Fund Expenses

As of April 30, 2020 (Unaudited)

	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio	Expenses Paid During Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$1,000.80	0.94%	$4.69
Hypothetical 5% Return	$1,000.00	$1,020.17	0.94%	$4.74
Pin Oak Equity Fund
Actual Return	$1,000.00	$ 933.90	0.96%	$4.63
Hypothetical 5% Return	$1,000.00	$1,020.07	0.96%	$4.84
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$ 952.00	1.25%	$6.07
Hypothetical 5% Return	$1,000.00	$1,018.65	1.25%	$6.27
River Oak Discovery Fund
Actual Return	$1,000.00	$ 921.30	1.35%	$6.45
Hypothetical 5% Return	$1,000.00	$1,018.15	1.35%	$6.78
Red Oak Technology Select Fund
Actual Return	$1,000.00	$1,029.30	0.94%	$4.75
Hypothetical 5% Return	$1,000.00	$1,020.18	0.94%	$4.73
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$1,036.60	1.14%	$5.76
Hypothetical 5% Return	$1,000.00	$1,019.21	1.14%	$5.71
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,032.30	1.03%	$5.19
Hypothetical 5% Return	$1,000.00	$1,019.76	1.03%	$5.15

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period)

12	Semi-Annual Report | April 30, 2020

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.57%
COMMUNICATION SERVICES — 14.94%
Interactive Media & Services — 14.94%
Alphabet, Inc. - Class A(a)	12,680	$17,076,156
Alphabet, Inc. - Class C(a)	14,695	19,818,559
Facebook, Inc. - Class A(a)	56,310	11,527,220
		48,421,935
CONSUMER DISCRETIONARY — 15.85%
Internet & Direct Marketing Retail — 11.99%
Amazon.com, Inc.(a)	15,705	38,854,170

Specialty Retail — 3.86%
Lowe’s Companies, Inc.	119,390	12,506,102

CONSUMER STAPLES — 0.76%
Beverages — 0.76%
PepsiCo, Inc.	18,465	2,442,735

FINANCIALS — 10.28%
Capital Markets — 6.71%
Charles Schwab Corporation (The)(b)	439,100	16,562,852
State Street Corporation	82,200	5,181,888
		21,744,740
Diversified Financial Services — 0.50%
JPMorgan Chase & Company	17,000	1,627,920

Insurance — 3.07%
Chubb Ltd.	91,890	9,925,039

HEALTH CARE — 28.86%
Biotechnology — 10.53%
Amgen, Inc.	82,460	19,726,081
Gilead Sciences, Inc.	171,385	14,396,340
		34,122,421
Health Care Equipment & Supplies — 5.22%
Alcon, Inc.(a)(b)	178,972	9,451,511
Zimmer Biomet Holdings, Inc.	62,390	7,468,083
		16,919,594
Health Care Providers & Services — 4.93%
Cigna Corporation	45,606	8,928,743
Laboratory Corporation of America Holdings(a)	42,770	7,033,526
		15,962,269

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Schedule of Investments	White Oak Select Growth Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
Pharmaceuticals — 8.18%
Novartis AG - ADR	160,990	$13,640,683
Pfizer, Inc.	335,700	12,877,452
		26,518,135
INFORMATION TECHNOLOGY — 23.95%
Communications Equipment — 9.38%
Cisco Systems, Inc.	490,000	20,766,200
QUALCOMM, Inc.	122,300	9,621,341
		30,387,541
Internet Software & Services — 1.55%
Salesforce.com, Inc.(a)	31,100	5,036,645

IT Services — 4.23%
Cognizant Technology Solutions Corporation - Class A	100,000	5,802,000
International Business Machines Corporation (IBM)(b)	62,900	7,897,724
		13,699,724
Semiconductors & Semiconductor Equipment — 8.79%
KLA Corporation(b)	80,425	13,196,938
Xilinx, Inc.(b)	174,905	15,286,697
		28,483,635
REAL ESTATE — 2.93%
Equity Real Estate Investment Trusts (REITs) — 2.93%
Digital Realty Trust, Inc.	63,490	9,491,120

TOTAL COMMON STOCKS (Cost $211,294,877)		316,143,725

14	Semi-Annual Report | April 30, 2020

White Oak Select Growth Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS — 23.88%
MONEY MARKET FUNDS — 3.61%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	11,702,367	$11,702,367

COLLATERAL FOR SECURITIES LOANED — 20.27%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	65,688,959	65,688,959

TOTAL SHORT-TERM INVESTMENTS (Cost $77,391,326)		77,391,326

TOTAL INVESTMENTS — 121.45% (Cost $288,686,203)		393,535,051

Liabilities in Excess of Other Assets — (21.45)%		(69,492,563)

NET ASSETS — 100.00%		$324,042,488

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $61,766,580.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

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Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.18%
COMMUNICATION SERVICES — 12.66%
Interactive Media & Services — 12.66%
Alphabet, Inc. - Class A(a)	4,030	$5,427,201
Alphabet, Inc. - Class C(a)	12,089	16,303,951
		21,731,152
CONSUMER DISCRETIONARY — 16.40%
Auto Components — 4.13%
Gentex Corporation	292,500	7,090,200

Internet & Direct Marketing Retail — 12.27%
Amazon.com, Inc.(a)	5,120	12,666,880
eBay, Inc.	210,500	8,384,215
		21,051,095
ENERGY — 2.40%
Oil, Gas & Consumable Fuels — 2.40%
Valero Energy Corporation(b)	64,965	4,115,533

FINANCIALS — 18.61%
Capital Markets — 7.38%
Bank of New York Mellon Corporation (The)	100,745	3,781,967
Charles Schwab Corporation (The)(b)	235,351	8,877,440
		12,659,407
Consumer Finance — 4.37%
Capital One Financial Corporation(b)	70,000	4,533,200
Synchrony Financial	150,300	2,974,437
		7,507,637
Insurance — 6.86%
Assurant, Inc.	38,900	4,132,736
Everest Re Group Ltd.	10,600	1,835,178
Travelers Companies, Inc. (The)	57,400	5,809,454
		11,777,368
HEALTH CARE — 28.40%
Biotechnology — 5.62%
Amgen, Inc.	18,500	4,425,570
Biogen, Inc.(a)	7,100	2,107,493
Gilead Sciences, Inc.	37,085	3,115,140
		9,648,203
Health Care Equipment & Supplies — 2.84%
Medtronic plc	49,845	4,866,368

16	Semi-Annual Report | April 30, 2020

Pin Oak Equity Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
Health Care Providers & Services — 4.61%
McKesson Corporation	36,500	$5,155,625
Quest Diagnostics, Inc.(b)	25,000	2,752,750
		7,908,375
Life Sciences Tools & Services — 4.40%
Illumina, Inc.(a)(b)	23,675	7,553,035

Pharmaceuticals — 10.93%
GlaxoSmithKline plc - ADR(b)	262,800	11,055,996
Roche Holding AG - ADR	177,000	7,694,190
		18,750,186
INFORMATION TECHNOLOGY — 17.71%
IT Services — 7.80%
Amdocs Ltd.	81,587	5,257,466
Paychex, Inc.	43,649	2,990,830
Visa, Inc. - Class A(b)	28,720	5,132,838
		13,381,134
Semiconductors & Semiconductor Equipment — 9.91%
KLA Corporation	54,460	8,936,341
Xilinx, Inc.(b)	92,300	8,067,020
		17,003,361
TOTAL COMMON STOCKS (Cost $119,496,189)		165,043,054

SHORT-TERM INVESTMENTS — 27.92%
MONEY MARKET FUNDS — 4.00%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	6,861,087	6,861,087

COLLATERAL FOR SECURITIES LOANED — 23.92%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	41,042,704	41,042,704

TOTAL SHORT-TERM INVESTMENTS (Cost $47,903,791)		47,903,791

TOTAL INVESTMENTS — 124.10% (Cost $167,399,980)		212,946,845

Liabilities in Excess of Other Assets — (24.10)%		(41,356,382)

NET ASSETS — 100.00%		$171,590,463

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Schedule of Investments	Pin Oak Equity Fund
As of April 30, 2020 (Unaudited)

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $39,315,267.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report | April 30, 2020

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.00%
COMMUNICATION SERVICES — 8.69%
Entertainment — 2.36%
iQIYI, Inc. - ADR(a)(b)	13,155	$223,240

Interactive Media & Services — 6.33%
Alphabet, Inc. - Class C(a)	220	296,705
Tencent Holdings Ltd. - ADR	5,760	303,092
		599,797
CONSUMER DISCRETIONARY — 18.63%
Auto Components — 2.12%
Gentex Corporation	8,275	200,586

Distributors — 2.30%
Pool Corporation(b)	1,030	218,010

Diversified Consumer Services — 6.11%
TAL Education Group - ADR(a)	10,675	578,478

Household Durables — 2.12%
PulteGroup, Inc.	7,080	200,152

Internet & Direct Marketing Retail — 5.98%
Amazon.com, Inc.(a)(b)	229	566,546

CONSUMER STAPLES — 3.20%
Beverages — 3.20%
Molson Coors Beverage Company - Class B(b)	7,385	302,859

FINANCIALS — 5.89%
Insurance — 5.89%
Assurant, Inc.	1,830	194,419
Hartford Financial Services Group, Inc. (The)	9,565	363,374
		557,793
HEALTH CARE — 19.79%
Biotechnology — 6.53%
Amgen, Inc.	1,325	316,966
Gilead Sciences, Inc.(b)	3,591	301,644
		618,610
Health Care Providers & Services — 3.83%
Cardinal Health, Inc.	2,330	115,288
Quest Diagnostics, Inc.(b)	2,245	247,197
		362,485

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Schedule of Investments	Rock Oak Core Growth Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
Life Sciences Tools & Services — 3.57%
Illumina, Inc.(a)(b)	1,060	$338,172

Pharmaceuticals — 5.86%
Jazz Pharmaceuticals plc(a)	3,655	402,964
Mylan N.V.(a)	9,060	151,936
		554,900
INDUSTRIALS — 5.55%
Commercial Services & Supplies — 2.59%
Republic Services, Inc.	3,130	245,204

Machinery — 2.96%
Colfax Corporation(a)(b)	10,855	279,951

INFORMATION TECHNOLOGY — 29.94%
Communications Equipment — 8.54%
F5 Networks, Inc.(a)	2,820	392,713
Ubiquiti Networks, Inc.(b)	2,565	415,607
		808,320
IT Services — 6.81%
Amdocs Ltd.	2,475	159,489
Cognizant Technology Solutions Corporation - Class A	7,160	415,423
DXC Technology Company(b)	3,870	70,163
		645,075
Semiconductors & Semiconductor Equipment — 5.20%
KLA Corporation(b)	3,000	492,270

Software — 2.49%
Citrix Systems, Inc.(b)	1,625	235,641

Technology Hardware, Storage & Peripherals — 6.90%
NetApp, Inc.	5,805	254,085
Seagate Technology plc(b)	7,998	399,500
		653,585
REAL ESTATE — 3.31%
Equity Real Estate Investment Trusts (REITs) — 3.31%
CyrusOne, Inc.(b)	4,465	313,220

TOTAL COMMON STOCKS (Cost $7,516,612)		8,994,894

20	Semi-Annual Report | April 30, 2020

Rock Oak Core Growth Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 39.58%
MONEY MARKET FUNDS — 5.06%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	479,305	$479,305

COLLATERAL FOR SECURITIES LOANED — 34.52%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	3,269,038	3,269,038

TOTAL SHORT-TERM INVESTMENTS (Cost $3,748,343)		3,748,343

TOTAL INVESTMENTS — 134.58% (Cost $11,264,955)		12,743,237

Liabilities in Excess of Other Assets — (34.58)%		(3,274,253)

NET ASSETS — 100.00%		$9,468,984

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,108,032.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

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Schedule of Investments	River Oak Discovery Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.61%
COMMUNICATION SERVICES — 0.84%
Interactive Media & Services — 0.84%
QuinStreet, Inc.(a)	9,100	$92,456

CONSUMER DISCRETIONARY — 8.96%
Diversified Consumer Services — 4.39%
Adtalem Global Education, Inc.(a)	7,030	223,343
American Public Education, Inc.(a)	10,000	257,700
		481,043
Household Durables — 1.99%
Taylor Morrison Home Corporation(a)	15,015	218,468

Specialty Retail — 2.58%
Aaron’s, Inc.(b)	8,870	283,042

CONSUMER STAPLES — 7.55%
Beverages — 7.55%
Boston Beer Company, Inc. (The) - Class A(a)	1,775	828,055

FINANCIALS — 11.37%
Capital Markets — 3.15%
AllianceBernstein Holding, L.P.	9,935	232,678
Blucora, Inc.(a)	8,000	112,560
		345,238
Insurance — 4.94%
CNO Financial Group, Inc.	17,335	243,730
Selective Insurance Group, Inc.	5,960	298,775
		542,505
Thrifts & Mortgage Finance — 3.28%
Dime Community Bancshares, Inc.	21,870	359,324

HEALTH CARE — 14.24%
Biotechnology — 7.86%
Eagle Pharmaceuticals, Inc.(a)(b)	7,725	393,821
United Therapeutics Corporation(a)	4,275	468,369
		862,190
Health Care Providers & Services — 2.53%
Magellan Health, Inc.(a)	4,570	277,536

Health Care Technology — 1.02%
NextGen Healthcare, Inc.(a)	10,650	112,357

22	Semi-Annual Report | April 30, 2020

River Oak Discovery Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
Pharmaceuticals — 2.83%
Innoviva, Inc.(a)	21,895	$310,471

INDUSTRIALS — 4.38%
Machinery — 1.66%
Kadant, Inc.(b)	2,160	181,634

Professional Services — 2.72%
Barrett Business Services, Inc.	6,101	298,461

INFORMATION TECHNOLOGY — 42.04%
Electronic Equipment, Instruments & Components — 2.03%
Hollysys Automation Technologies Ltd.	15,500	222,270

IT Services — 3.49%
Perficient, Inc.(a)	6,485	225,873
Perspecta, Inc.	7,290	157,245
		383,118
Semiconductors & Semiconductor Equipment — 31.70%
Advanced Energy Industries, Inc.(a)	8,575	476,770
Ambarella, Inc.(a)	6,000	315,480
Cirrus Logic, Inc.(a)	4,995	377,622
Cohu, Inc.	31,964	528,365
Diodes, Inc.(a)(b)	3,805	193,636
Kulicke & Soffa Industries, Inc.	25,285	606,082
Silicon Motion Technology Corporation - ADR	10,095	443,574
SolarEdge Technologies, Inc.(a)(b)	4,800	535,632
		3,477,161
Software — 4.82%
FireEye, Inc.(a)	17,020	195,900
Verint Systems, Inc.(a)(b)	3,720	158,993
Workiva, Inc.(a)	4,530	173,725
		528,618
MATERIALS — 3.23%
Paper & Forest Products — 3.23%
Mercer International, Inc.	35,145	354,262

TOTAL COMMON STOCKS (Cost $8,808,611)		10,158,209

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Schedule of Investments	River Oak Discovery Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 24.43%
MONEY MARKET FUNDS — 7.36%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	807,034	$807,034

COLLATERAL FOR SECURITIES LOANED — 17.07%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	1,872,487	1,872,487

TOTAL SHORT-TERM INVESTMENTS (Cost $2,679,521)		2,679,521

TOTAL INVESTMENTS — 117.04% (Cost $11,488,132)		12,837,730

Liabilities in Excess of Other Assets — (17.04)%		(1,868,669)

NET ASSETS — 100.00%		$10,969,061

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $1,729,126.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report | April 30, 2020

Red Oak Technology Select Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.54%
COMMUNICATION SERVICES — 14.92%
Interactive Media & Services — 14.92%
Alphabet, Inc. - Class A(a)	17,630	$23,742,321
Alphabet, Inc. - Class C(a)	22,426	30,245,049
Facebook, Inc. - Class A(a)	143,225	29,319,590
		83,306,960
CONSUMER DISCRETIONARY — 9.14%
Internet & Direct Marketing Retail — 9.14%
Amazon.com, Inc.(a)	15,400	38,099,600
eBay, Inc.	324,030	12,906,115
		51,005,715
INFORMATION TECHNOLOGY — 74.48%
Communications Equipment — 7.71%
Cisco Systems, Inc.	576,180	24,418,509
Juniper Networks, Inc.	303,865	6,563,484
QUALCOMM, Inc.	153,200	12,052,244
		43,034,237
IT Services — 11.52%
Accenture plc - Class A	47,580	8,811,340
Akamai Technologies, Inc.(a)	116,780	11,410,574
Global Payments, Inc.	118,157	19,616,425
International Business Machines Corporation(b)	80,900	10,157,804
Visa, Inc. - Class A(b)	80,000	14,297,600
		64,293,743
Semiconductors & Semiconductor Equipment — 17.96%
Intel Corporation	537,450	32,236,251
KLA Corporation(b)	152,400	25,007,316
NXP Semiconductors N.V.(b)	113,550	11,306,173
Skyworks Solutions, Inc.(b)	145,135	15,076,624
Xilinx, Inc.(b)	190,585	16,657,129
		100,283,493
Software — 24.49%
Check Point Software Technologies Ltd.(a)	129,700	13,714,478
Citrix Systems, Inc.	129,280	18,746,893
Microsoft Corporation	269,975	48,382,220
Oracle Corporation	423,601	22,438,145
Synopsys, Inc.(a)(b)	99,295	15,601,230
VMware, Inc. - Class A(a)(b)	135,470	17,817,014
		136,699,980

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Schedule of Investments	Red Oak Technology Select Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
Technology Hardware, Storage & Peripherals — 12.80%
Apple, Inc.	133,720	$39,286,936
Hewlett Packard Enterprise Company	78,930	794,036
HP, Inc.	462,970	7,180,665
NetApp, Inc.(b)	290,690	12,723,501
Seagate Technology plc(b)	229,400	11,458,530
		71,443,668
TOTAL COMMON STOCKS (Cost $316,140,470)		550,067,796

SHORT-TERM INVESTMENTS — 23.44%
MONEY MARKET FUNDS — 1.47%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	8,226,141	8,226,141

COLLATERAL FOR SECURITIES LOANED — 21.97%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	122,656,511	122,656,511

TOTAL SHORT-TERM INVESTMENTS (Cost $130,882,652)		130,882,652

TOTAL INVESTMENTS — 121.98% (Cost $447,023,122)		680,950,448

Liabilities in Excess of Other Assets — (21.98)%		(122,683,627)

NET ASSETS — 100.00%		$558,266,821

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $115,867,411.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report | April 30, 2020

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 95.05%
COMMUNICATION SERVICES — 9.72%
Entertainment — 1.24%
iQIYI, Inc. - ADR(a)(b)	26,150	$443,766

Interactive Media & Services — 8.48%
Facebook, Inc. - Class A(a)(b)	5,525	1,131,023
QuinStreet, Inc.(a)	20,935	212,699
Tencent Holdings Ltd. - ADR(b)	32,245	1,696,732
		3,040,454
CONSUMER DISCRETIONARY — 1.67%
Automobiles — 1.67%
Tesla, Inc.(a)(b)	765	598,138

HEALTH CARE — 5.41%
Health Care Technology — 1.29%
NextGen Healthcare, Inc.(a)	43,900	463,145

Life Sciences Tools & Services — 4.12%
Illumina, Inc.(a)(b)	4,635	1,478,704

INFORMATION TECHNOLOGY — 78.25%
Communications Equipment — 10.93%
F5 Networks, Inc.(a)	7,705	1,072,998
Palo Alto Networks, Inc.(a)	5,100	1,002,201
QUALCOMM, Inc.	10,844	853,097
Ubiquiti Networks, Inc.(b)	6,120	991,624
		3,919,920
Electronic Equipment, Instruments & Components — 1.56%
SYNNEX Corporation	6,380	558,633

Internet Software & Services — 3.07%
Salesforce.com, Inc.(a)	6,800	1,101,260

IT Services — 10.84%
Cognizant Technology Solutions Corporation - Class A	9,600	556,992
DXC Technology Company(b)	16,765	303,949
Jack Henry & Associates, Inc.	5,070	829,198
PayPal Holdings, Inc.(a)	7,250	891,750
Perficient, Inc.(a)	24,185	842,364
Science Applications International Corporation(b)	5,665	462,604
		3,886,857

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Schedule of Investments	Black Oak Emerging Technology Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
Semiconductors & Semiconductor Equipment — 28.34%
Advanced Energy Industries, Inc.(a)	13,560	$753,936
Ambarella, Inc.(a)	18,000	946,440
Cirrus Logic, Inc.(a)	10,325	780,570
Cohu, Inc.	57,617	952,409
Diodes, Inc.(a)(b)	24,800	1,262,072
KLA Corporation(b)	7,590	1,245,443
Kulicke & Soffa Industries, Inc.	31,150	746,666
Lam Research Corporation	3,565	910,073
Silicon Motion Technology Corporation - ADR	20,940	920,104
SolarEdge Technologies, Inc.(a)(b)	14,765	1,647,626
		10,165,339
Software — 12.00%
Citrix Systems, Inc.(b)	12,595	1,826,401
Fortinet, Inc.(a)	11,090	1,194,837
Paylocity Holding Corporation(a)(b)	5,855	670,573
Verint Systems, Inc.(a)	14,335	612,678
		4,304,489
Technology Hardware, Storage & Peripherals — 11.51%
Apple, Inc.	8,005	2,351,869
NetApp, Inc.	21,945	960,533
Seagate Technology plc(b)	16,355	816,932
		4,129,334
TOTAL COMMON STOCKS (Cost $20,755,818)		34,090,039

28	Semi-Annual Report | April 30, 2020

Black Oak Emerging Technology Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS — 36.84%
MONEY MARKET FUNDS — 5.04%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	1,808,309	$1,808,309

COLLATERAL FOR SECURITIES LOANED — 31.80%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	11,403,787	11,403,787

TOTAL SHORT-TERM INVESTMENTS (Cost $13,212,096)		13,212,096

TOTAL INVESTMENTS — 131.89% (Cost $33,967,914)		47,302,135

Liabilities in Excess of Other Assets — (31.89)%		(11,437,422)

NET ASSETS — 100.00%		$35,864,713

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $10,734,958.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	29

Schedule of Investments	Live Oak Health Sciences Fund
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.70%
HEALTH CARE — 97.70%
Biotechnology — 19.37%
Amgen, Inc.	11,560	$2,765,383
Biogen, Inc.(a)(b)	9,405	2,791,686
Eagle Pharmaceuticals, Inc.(a)	9,380	478,192
Gilead Sciences, Inc.	32,895	2,763,180
United Therapeutics Corporation(a)	5,885	644,761
		9,443,202
Health Care Equipment & Supplies — 11.16%
Alcon, Inc.(a)(b)	28,995	1,531,226
Medtronic plc	18,746	1,830,172
Stryker Corporation	6,060	1,129,766
Zimmer Biomet Holdings, Inc.	7,910	946,827
		5,437,991
Health Care Providers & Services — 23.81%
Cardinal Health, Inc.	41,490	2,052,925
Cigna Corporation	15,148	2,965,675
CVS Health Corp.	18,480	1,137,444
McKesson Corporation	14,206	2,006,598
Quest Diagnostics, Inc.(b)	10,545	1,161,110
UnitedHealth Group, Inc.(b)	7,800	2,281,266
		11,605,018
Life Sciences Tools & Services — 11.02%
Charles River Laboratories International, Inc.(a)	14,165	2,049,251
Illumina, Inc.(a)(b)	4,040	1,288,881
Waters Corporation(a)(b)	10,880	2,034,560
		5,372,692
Pharmaceuticals — 32.34%
Allergan plc	6,200	1,161,508
Bristol-Myers Squibb Company	24,315	1,478,595
GlaxoSmithKline plc - ADR(b)	62,505	2,629,585
Johnson & Johnson	7,688	1,153,508
Merck & Company, Inc.	18,800	1,491,592
Mylan N.V.(a)(b)	24,825	416,315
Novartis AG - ADR	14,600	1,237,058
Novo Nordisk A/S - ADR	40,110	2,540,166
Pfizer, Inc.	37,370	1,433,513
Sanofi - ADR	47,327	2,216,324
		15,758,164
TOTAL COMMON STOCKS (Cost $33,478,568)		47,617,067

30	Semi-Annual Report | April 30, 2020

Live Oak Health Sciences Fund	Schedule of Investments
As of April 30, 2020 (Unaudited)

	Shares	Fair Value
RIGHTS — 0.22%
Bristol-Myers Squibb Company, Expiring 3/31/21	24,315	$109,661

Total Rights (Cost $54,952)		109,661

SHORT-TERM INVESTMENTS — 30.27%
MONEY MARKET FUNDS — 1.98%
Fidelity Investments Money Market Government Portfolio - Class I, 0.16% (c)	966,563	966,563

COLLATERAL FOR SECURITIES LOANED — 28.29%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48%(c)	13,789,106	13,789,106

TOTAL SHORT-TERM INVESTMENTS (Cost $14,755,669)		14,755,669

TOTAL INVESTMENTS — 128.19% (Cost $48,289,189)		62,482,397

Liabilities in Excess of Other Assets — (28.19)%		(13,740,716)

NET ASSETS — 100.00%		$48,741,681

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $13,348,914.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2020.
ADR — American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	31

Statements of Assets & Liabilities

April 30, 2020 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
ASSETS
Investment securities at value (cost, $288,686,203, $167,399,980, $11,264,955, $11,488,132, $447,023,122, $33,967,914 and $48,289,189), including $61,766,580, $39,315,267, $3,108,032, $1,729,126, $115,867,411, $10,734,958 and $13,348,914 of securities on loan	$393,535,051	$212,946,845
Receivable for fund shares sold	13,398	2,420
Dividends and interest receivable	68,789	32,540
Tax reclaims receivable	—	—
Prepaid expenses	24,098	19,120
Total Assets	393,641,336	213,000,925

LIABILITIES
Payable for fund shares redeemed	83,166	203,458
Payable for investments purchased	3,552,700	—
Payable for collateral upon return of securities loaned	65,688,959	41,042,704
Investment advisory fees payable	184,180	97,667
Administration fees payable	11,097	6,846
Transfer agent fees payable	6,979	4,323
Trustee fees payable	13,615	8,264
Other accrued expenses	58,152	47,200
Total Liabilities	69,598,848	41,410,462
NET ASSETS	$324,042,488	$171,590,463

Net Assets consist of:
Paid-in capital (unlimited authorization - no par value)	$201,630,860	$118,839,594
Accumulated earnings	122,411,628	52,750,869
Net Assets	$324,042,488	$171,590,463

Total shares outstanding at end of period	3,370,693	2,611,021

Net asset value, offering and redemption price per share (net assets/shares outstanding)	$96.14	$65.72

32	Semi-Annual Report | April 30, 2020

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$12,743,237	$12,837,730	$680,950,448	$47,302,135	$62,482,397
—	—	745,813	9,759	17,346
97	659	39,658	325	80,292
—	—	—	—	5,122
9,787	18,532	26,349	10,066	18,030
12,753,121	12,856,921	681,762,268	47,322,285	62,603,187

—	—	370,624	15,581	24,444
—	—	—	—	—
3,269,038	1,872,487	122,656,511	11,403,787	13,789,106
2,833	4,612	316,866	20,203	28,556
397	276	17,873	714	1,556
1,310	1,280	5,668	2,803	1,888
11	—	24,799	887	1,655
10,548	9,205	103,106	13,597	14,301
3,284,137	1,887,860	123,495,447	11,457,572	13,861,506
$9,468,984	$10,969,061	$558,266,821	$35,864,713	$48,741,681

$6,916,290	$8,895,862	$307,106,578	$19,846,961	$33,782,599
2,552,694	2,073,199	251,160,243	16,017,752	14,959,082
$9,468,984	$10,969,061	$558,266,821	$35,864,713	$48,741,681

614,350	847,987	18,592,925	6,927,105	2,625,060

$15.41	$12.94	$30.03	$5.18	$18.57

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	33

Statements of Operations

For the Six Months Ended April 30, 2020 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME
Dividends	$3,326,253	$2,313,749
Securities lending income	23,593	29,351
Interest	6,881	10,330
Less: Foreign withholding tax	(173,962)	(104,299)
Total Investment Income	3,182,765	2,249,131

EXPENSES
Investment adviser	1,256,217	784,550
Sub transfer agent	73,506	63,126
Administration	73,424	46,717
Transfer agent	38,831	22,099
Legal	33,335	20,564
Trustee	28,286	18,009
Registration	26,580	13,282
Report printing	14,661	11,183
Insurance	10,617	7,195
Audit	7,957	7,957
Custodian	7,433	5,129
Pricing	980	1,018
Miscellaneous	26,734	17,733
Total Expenses	1,598,561	1,018,562
Less: Investment advisory fees waived	—	—
Net Expenses	1,598,561	1,018,562
Net Investment Income (Loss)	1,584,204	1,230,569

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	15,867,065	6,231,898
Net change in unrealized depreciation of investment securities	(16,530,010)	(24,172,111)
Net Realized and Unrealized Gain (Loss) on Investments	(662,945)	(17,940,213)
Net Increase (Decrease) in Net Assets from Operations	$921,259	$(16,709,644)

34	Semi-Annual Report | April 30, 2020

Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund

$84,948	$49,374	$4,362,736	$160,249	$573,365
2,681	1,728	70,186	8,435	8,910
699	15,998	25,839	2,848	2,924
(263)	(51)	(13,899)	(628)	(53,312)
88,065	67,049	4,444,862	170,904	531,887

39,784	54,164	2,271,072	138,845	186,735
2,044	435	218,894	6,587	8,458
2,383	2,493	130,942	7,561	10,738
7,910	7,848	32,115	16,899	11,071
1,069	1,101	59,048	3,423	4,940
1,345	1,285	50,293	3,209	4,539
15,192	10,968	20,066	15,226	10,388
901	778	31,594	1,941	2,638
309	362	18,976	992	1,421
7,957	7,957	7,957	7,957	7,957
681	366	12,432	1,168	1,413
429	501	637	310	474
5,814	5,336	32,704	9,075	7,861
85,818	93,594	2,886,730	213,193	258,633
(18,759)	(12,473)	—	—	—
67,059	81,121	2,886,730	213,193	258,633
21,006	(14,072)	1,558,132	(42,289)	273,254

1,046,858	747,718	16,344,181	2,795,968	1,523,190
(1,510,753)	(1,692,388)	(7,795,018)	(1,482,380)	(178,671)
(463,895)	(944,670)	8,549,163	1,313,588	1,344,519
$(442,889)	$(958,742)	$10,107,295	$1,271,299	$1,617,773

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	35

Statements of Changes in Net Assets

	White Oak Select Growth Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
INVESTMENT ACTIVITIES
Net investment income	$1,584,204	$3,495,576
Net realized gain on investment securities transactions and foreign currency translations	15,867,065	3,166,384
Net change in unrealized appreciation (depreciation) of investments securities	(16,530,010)	28,579,467
Net Increase (Decrease) in Net Assets Resulting from Operations	921,259	35,241,427

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(6,540,759)	(4,188,988)
Total Distributions	(6,540,759)	(4,188,988)

CAPITAL TRANSACTIONS
Proceeds from shares sold	4,961,078	58,843,230
Reinvestment of distributions	6,253,692	3,998,961
Amount paid for shares redeemed	(37,558,757)	(55,926,084)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(26,343,987)	6,916,107

Total Increase (Decrease) in Net Assets	(31,963,487)	37,968,546

NET ASSETS
Beginning of period	356,005,975	318,037,429
End of period	$324,042,488	$356,005,975

SHARE TRANSACTIONS
Shares sold	52,544	637,293
Shares issued in reinvestment of distributions	60,733	45,232
Shares redeemed	(383,150)	(593,534)
Net Increase (Decrease) in Shares Outstanding	(269,873)	88,991

36	Semi-Annual Report | April 30, 2020

Pin Oak Equity Fund		Rock Oak Core Growth Fund
For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019

$1,230,569	$2,943,411	$21,006	$45,035
6,231,898	4,688,656	1,046,858	330,157
(24,172,111)	21,104,275	(1,510,753)	(762,987)
(16,709,644)	28,736,342	(442,889)	(387,795)

(7,546,924)	(6,691,879)	(369,846)	(103,071)
(7,546,924)	(6,691,879)	(369,846)	(103,071)

7,807,395	30,974,664	105,587	1,345,884
7,126,191	6,371,008	331,685	95,503
(54,227,284)	(85,108,858)	(2,054,314)	(9,417,225)
(39,293,698)	(47,763,186)	(1,617,042)	(7,975,838)

(63,550,266)	(25,718,723)	(2,429,777)	(8,466,704)

235,140,729	260,859,452	11,898,761	20,365,465
$171,590,463	$235,140,729	$9,468,984	$11,898,761

116,091	457,122	6,295	79,826
95,359	101,256	18,803	5,906
(837,732)	(1,262,577)	(123,279)	(569,575)
(626,282)	(704,199)	(98,181)	(483,843)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	37

Statements of Changes in Net Assets

	River Oak Discovery Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
INVESTMENT ACTIVITIES
Net investment income (loss)	$(14,072)	$14,498
Net realized gain on investment securities transactions and foreign currency translations	747,718	501,402
Net change in unrealized appreciation (depreciation) of investments securities	(1,692,388)	254,840
Net Increase (Decrease) in Net Assets Resulting from Operations	(958,742)	770,740

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(499,422)	(1,745,948)
Total Distributions	(499,422)	(1,745,948)

CAPITAL TRANSACTIONS
Proceeds from shares sold	213,211	135,650
Reinvestment of distributions	328,169	1,130,324
Amount paid for shares redeemed	(631,962)	(723,072)
Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(90,582)	542,902

Total Increase (Decrease) in Net Assets	(1,548,746)	(432,306)

NET ASSETS
Beginning of period	12,517,807	12,950,113
End of period	$10,969,061	$12,517,807

SHARE TRANSACTIONS
Shares sold	14,475	9,669
Shares issued in reinvestment of distributions	21,104	86,153
Shares redeemed	(46,302)	(52,551)
Net Increase (Decrease) in Shares Outstanding	(10,723)	43,271

38	Semi-Annual Report | April 30, 2020

Red Oak Technology Select Fund		Black Oak Emerging Technology Fund
For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019

$1,558,132	$5,794,043	$(42,289)	$(2,257)
16,344,181	13,970,532	2,795,968	2,132,465
(7,795,018)	73,798,958	(1,482,380)	1,302,290
10,107,295	93,563,533	1,271,299	3,432,498

(17,483,737)	(25,436,992)	(2,132,576)	(3,465,522)
(17,483,737)	(25,436,992)	(2,132,576)	(3,465,522)

69,891,908	171,425,655	2,474,329	1,033,772
16,780,845	24,433,832	1,917,928	3,078,344
(157,988,607)	(171,230,234)	(3,906,252)	(4,592,033)
(71,315,854)	24,629,253	486,005	(479,917)

(78,692,296)	92,755,794	(375,272)	(512,941)

636,959,117	544,203,323	36,239,985	36,752,926
$558,266,821	$636,959,117	$35,864,713	$36,239,985

2,355,080	6,308,774	458,568	212,367
536,815	975,538	338,259	669,205
(5,564,733)	(6,252,590)	(742,066)	(938,796)
(2,672,838)	1,031,722	54,761	(57,224)

The accompanying notes are an integral part of the financial statements.

1-888-462-5386 | www.oakfunds.com	39

Statements of Changes in Net Assets

	Live Oak Health Sciences Fund
	For the Six Months Ended April 30, 2020 (Unaudited)	For the Year Ended October 31, 2019
INVESTMENT ACTIVITIES
Net investment income	$273,254	$462,416
Net realized gain (loss) on investment securities transactions and foreign currency translations	1,523,190	(461,831)
Net change in unrealized appreciation (depreciation) of investments securities	(178,671)	532,564
Net Increase in Net Assets Resulting from Operations	1,617,773	533,149

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings	(446,446)	(8,114,847)
Total Distributions	(446,446)	(8,114,847)

CAPITAL TRANSACTIONS
Proceeds from shares sold	761,543	2,208,579
Reinvestment of distributions	415,073	7,537,113
Amount paid for shares redeemed	(5,185,387)	(16,302,327)
Net Decrease in Net Assets Resulting from Capital Transactions	(4,008,771)	(6,556,635)

Total Decrease in Net Assets	(2,837,444)	(14,138,333)

NET ASSETS
Beginning of period	51,579,125	65,717,458
End of period	$48,741,681	$51,579,125

SHARE TRANSACTIONS
Shares sold	41,536	123,001
Shares issued in reinvestment of distributions	21,462	427,274
Shares redeemed	(281,458)	(959,209)
Net Decrease in Shares Outstanding	(218,460)	(408,934)

40	Semi-Annual Report | April 30, 2020

OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights

For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
White Oak Select Growth Fund
For the six months ended April 30, 2020 (Unaudited)	$97.79	0.45	(0.25)	0.20	(0.97)
For the year ended October 31, 2019	$89.55	0.94	8.47	9.41	(0.54)
For the year ended October 31, 2018	$82.36	0.58	7.18	7.76	(0.57)
For the year ended October 31, 2017	$67.44	0.65	15.00	15.65	(0.73)
For the year ended October 31, 2016	$65.21	0.66	1.99	2.65	(0.42)
For the year ended October 31, 2015	$60.34	0.94	4.90	5.84	(0.97)

Pin Oak Equity Fund
For the six months ended April 30, 2020 (Unaudited)	$72.63	0.41	(4.92)	(4.51)	(0.91)
For the year ended October 31, 2019	$66.18	0.81	7.41	8.22	(0.62)
For the year ended October 31, 2018	$63.72	0.59	3.05	3.64	(0.37)
For the year ended October 31, 2017	$53.35	0.40	11.15	11.55	(0.36)
For the year ended October 31, 2016	$52.45	0.43	2.38	2.81	(0.40)
For the year ended October 31, 2015	$49.76	0.54	2.77	3.31	(0.53)

Rock Oak Core Growth Fund
For the six months ended April 30, 2020 (Unaudited)	$16.70	0.03	(0.76)	(0.73)	(0.07)
For the year ended October 31, 2019	$17.02	0.05	(0.28)	(0.23)	— (e)
For the year ended October 31, 2018	$16.07	0.01	1.86	1.87	(0.01)
For the year ended October 31, 2017	$12.74	0.03	3.40	3.43	(0.10)
For the year ended October 31, 2016	$12.64	0.18	0.31	0.49	(0.10)
For the year ended October 31, 2015	$14.21	— (e)	(0.54)	(0.54)	(0.04)

River Oak Discovery Fund
For the six months ended April 30, 2020 (Unaudited)	$14.58	(0.02)	(1.03)	(1.05)	—
For the year ended October 31, 2019	$15.88	0.02	0.85	0.87	—
For the year ended October 31, 2018	$17.42	(0.08)	(0.54)	(0.62)	—
For the year ended October 31, 2017	$14.21	(0.10)	3.31	3.21	—
For the year ended October 31, 2016	$13.76	(0.06)	0.53	(0.47)	(0.02)
For the year ended October 31, 2015	$17.72	(0.04)	(0.13)	(0.17)	—

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

42	Semi-Annual Report | April 30, 2020

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/ or Fees Paid Indirectly)		Portfolio Turnover Rate

(0.88)	(1.85)	$96.14	0.08	%(c)	$324,042	0.94	%(d)	0.93	%(d)	0.94	%(d)	6	%(c)
(0.63)	(1.17)	$97.79	10.66%		$356,006	0.95%		1.00%		0.95%		10%
— (e)	(0.57)	$89.55	9.46%		$318,037	0.93%		0.63%		0.93%		14%
—	(0.73)	$82.36	23.36%		$285,658	0.98%		0.86%		0.98%		13%
—	(0.42)	$67.44	4.07%		$248,433	1.06%		1.03%		1.06%		14%
—	(0.97)	$65.21	9.84%		$257,652	1.06%		1.52%		1.06%		9%

(1.49)	(2.40)	$65.72	(6.61	)%(c)	$171,590	0.96	%(d)	1.16	%(d)	0.96	%(d)	2	%(c)
(1.15)	(1.77)	$72.63	12.83%		$235,141	0.96%		1.19%		0.96%		10%
(0.81)	(1.18)	$66.18	5.75%		$260,859	0.95%		0.87%		0.95%		12%
(0.82)	(1.18)	$63.72	21.86%		$222,085	0.98%		0.66%		0.98%		8%
(1.51)	(1.91)	$53.35	5.54%		$109,928	1.08%		0.86%		1.08%		10%
(0.09)	(0.62)	$52.45	6.76%		$98,976	1.10%		1.09%		1.10%		15%

(0.49)	(0.56)	$15.41	(4.80	)%(c)	$9,469	1.25	%(d)	0.39	%(d)	1.60	%(d)	27	%(c)
(0.09)	(0.09)	$16.70	(1.34)%		$11,899	1.25%		0.29%		1.38%		16%
(0.91)	(0.92)	$17.02	12.15%		$20,365	1.25%		0.08%		1.32%		14%
—	(0.10)	$16.07	27.02%		$9,183	1.25%		0.20%		1.51%		31%
(0.29)	(0.39)	$12.74	3.98%		$7,395	1.25%		0.48%		1.65%		11%
(0.99)	(1.03)	$12.64	(4.04)%		$7,807	1.25%		0.03%		1.52%		32%

(0.59)	(0.59)	$12.94	(7.87	)%(c)	$10,969	1.35	%(d)	(0.23	)%(d)	1.56	%(d)	13	%(c)
(2.17)	(2.17)	$14.58	6.99%		$12,518	1.35%		0.12%		1.60%		15%
(0.92)	(0.92)	$15.88	(3.82)%		$12,950	1.35%		(0.46)%		1.50%		43%
—	—	$17.42	22.59%		$14,427	1.35%		(0.63)%		1.41%		43%
—	(0.02)	$14.21	3.39%		$12,322	1.35%		(0.40)%		1.51%		21%
(3.79)	(3.79)	$13.76	(1.27)%		$12,582	1.35%		(0.28)%		1.45%		17%

(c)	Not annualized.
(d)	Annualized
(e)	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

For a share outstanding throughout each period

	Net Asset Value Beginning of Period	Net Investment Income (Loss)(a)	Realized and Unrealized Gain (Loss) in Securities	Total from Operations	Dividends from Net Investment Income
Red Oak Technology Select Fund
For the six months ended April 30, 2020 (Unaudited)	$29.95	0.08	0.83	0.91	(0.17)
For the year ended October 31, 2019	$26.90	0.27	4.03	4.30	(0.22)
For the year ended October 31, 2018	$25.78	0.10	2.72	2.82	(0.10)
For the year ended October 31, 2017	$19.27	0.09	6.71	6.80	(0.08)
For the year ended October 31, 2016	$17.17	0.20	2.62	2.82	(0.19)
For the year ended October 31, 2015	$16.22	0.20	0.91	1.11	(0.16)

Black Oak Emerging Technology Fund
For the six months ended April 30, 2020 (Unaudited)	$5.27	(0.01)	0.23	0.22	—
For the year ended October 31, 2019	$5.30	— (e)	0.48	0.48	—
For the year ended October 31, 2018	$5.28	(0.01)	0.42	0.41	—
For the year ended October 31, 2017	$4.53	(0.01)	0.94	0.93	— (e)
For the year ended October 31, 2016	$4.26	0.01	0.39	0.40	—
For the year ended October 31, 2015	$4.25	(0.03)	0.04	0.01	—

Live Oak Health Sciences Fund
For the six months ended April 30, 2020 (Unaudited)	$18.14	0.10	0.49	0.59	(0.16)
For the year ended October 31, 2019	$20.21	0.15	0.26	0.41	(0.13)
For the year ended October 31, 2018	$19.98	0.13	1.35	1.48	(0.09)
For the year ended October 31, 2017	$17.93	0.10	2.33	2.43	(0.10)
For the year ended October 31, 2016	$21.65	0.11	(0.33)	(0.22)	(0.67)
For the year ended October 31, 2015	$22.25	0.14	1.51	1.65	(0.13)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.

44	Semi-Annual Report | April 30, 2020

Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)		Net Assets, End of Period (000)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and/ or Fees Paid Indirectly)		Portfolio Turnover Rate

(0.66)	(0.83)	$30.03	2.93	%(c)	$558,267	0.94	%(d)	0.51	%(d)	0.94	%(d)	1	%(c)
(1.03)	(1.25)	$29.95	16.92%		$636,959	0.95%		0.94%		0.95%		10%
(1.60)	(1.70)	$26.90	11.56%		$544,203	0.94%		0.38%		0.94%		9%
(0.21)	(0.29)	$25.78	35.76%		$486,295	0.97%		0.38%		0.97%		16%
(0.53)	(0.72)	$19.27	17.14%		$189,064	1.09%		1.17%		1.09%		6%
—	(0.16)	$17.17	6.91%		$131,001	1.11%		1.19%		1.11%		4%

(0.31)	(0.31)	$5.18	3.66	%(c)	$35,865	1.14	%(d)	(0.23	)%(d)	1.14	%(d)	8	%(c)
(0.51)	(0.51)	$5.27	10.36%		$36,240	1.18%		(0.01)%		1.18%		25%
(0.39)	(0.39)	$5.30	8.12%		$36,753	1.11%		(0.27)%		1.11%		19%
(0.18)	(0.18)	$5.28	21.16%		$37,267	1.17%		(0.22)%		1.17%		39%
(0.13)	(0.13)	$4.53	9.59%		$32,894	1.28%		0.22%		1.28%		35%
—	—	$4.26	0.24%		$32,298	1.25%		(0.61)%		1.25%		17%

—	(0.16)	$18.57	3.23	%(c)	$48,742	1.03	%(d)	1.08	%(d)	1.03	%(d)	7	%(c)
(2.35)	(2.48)	$18.14	2.40%		$51,579	1.05%		0.87%		1.05%		23%
(1.16)	(1.25)	$20.21	7.68%		$65,717	1.01%		0.65%		1.01%		23%
(0.28)	(0.38)	$19.98	13.78%		$64,747	1.02%		0.50%		1.02%		14%
(2.83)	(3.50)	$17.93	(1.85)%		$56,059	1.11%		0.59%		1.11%		14%
(2.12)	(2.25)	$21.65	8.02%		$53,172	1.08%		0.62%		1.08%		28%

(c)	Not annualized.
(d)	Annualized
(e)	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

As of April 30, 2020 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund, River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with generally accepted accounting principles in the U.S. (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures of contingent assets and liabilities in the financial statements and the reported amounts of income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value, in the absence of a current quoted bid price. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”) as determined by those funds each business day.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Board of Trustees has determined to delegate responsibility for pricing and fair valuation determinations for portfolio securities to Funds’ adviser, Oak Associates, Ltd. (“Oak” or the “Adviser”), subject to oversight of the Board of Trustees. Oak may, in turn and subject to its oversight, delegate pricing of securities for which market prices are readily available to the Funds’ administrator. All fair valuation determinations shall be made by Oak’s Fair Value Committee (the “Committee”), in accordance with policies and procedures established by the Board of Trustees and subject to oversight of the Board. Oak and the administrator have established and maintain policies and procedures reasonably designed to

46	Semi-Annual Report | April 30, 2020

Notes to Financial Statements

As of April 30, 2020 (Unaudited)

ensure that their pricing and valuation policies and procedures conform to the requirements of the Funds’ Fair Value Procedures. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, none of the Funds had investments in repurchase agreements.

Master Agreements and Netting Arrangements – Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a

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Notes to Financial Statements

As of April 30, 2020 (Unaudited)

transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Securities Lending – The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank National Association (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in each lending Fund’s respective Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The contractual maturity of repurchase agreements are on an overnight and continuous basis. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of April 30, 2020:

	Market Value of Securities on Loan	Cash Collateral Received
White Oak Select Growth Fund	$61,766,580	$65,688,959
Pin Oak Equity Fund	39,315,267	41,042,704
Rock Oak Core Growth Fund	3,108,032	3,269,038
River Oak Discovery Fund	1,729,126	1,872,487
Red Oak Technology Select Fund	115,867,411	122,656,511
Black Oak Emerging Technology Fund	10,734,958	11,403,787
Live Oak Health Sciences Fund	13,348,914	13,789,106
	$245,870,288	$259,722,592

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either accumulated earnings, or from paid-in capital, depending upon the type of book/tax differences that may exist.

48	Semi-Annual Report | April 30, 2020

Notes to Financial Statements

As of April 30, 2020 (Unaudited)

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities inactive markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or very stale inputs within fair valuation.

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Notes to Financial Statements

As of April 30, 2020 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$316,143,725	$—	$—	$316,143,725
Short Term Investments
Money Market Funds	11,702,367	—	—	11,702,367
Collateral for Securities Loaned*	—	—	—	65,688,959
Total	$327,846,092	$—	$—	$393,535,051

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$165,043,054	$—	$—	$165,043,054
Short Term Investments
Money Market Funds	6,861,087	—	—	6,861,087
Collateral for Securities Loaned*	—	—	—	41,042,704
Total	$171,904,141	$—	$—	$212,946,845

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$8,994,894	$—	$—	$8,994,894
Short Term Investments
Money Market Funds	479,305	—	—	479,305
Collateral for Securities Loaned*	—	—	—	3,269,038
Total	$9,474,199	$—	$—	$12,743,237

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$10,158,209	$—	$—	$10,158,209
Short Term Investments
Money Market Funds	807,034	—	—	807,034
Collateral for Securities Loaned*	—	—	—	1,872,487
Total	$10,965,243	$—	$—	$12,837,730

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$550,067,796	$—	$—	$550,067,796
Short Term Investments
Money Market Funds	8,226,141	—	—	8,226,141
Collateral for Securities Loaned*	—	—	—	122,656,511
Total	$558,293,937	$—	$—	$680,950,448

50	Semi-Annual Report | April 30, 2020

Notes to Financial Statements

As of April 30, 2020 (Unaudited)

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$34,090,039	$—	$—	$34,090,039
Short Term Investments
Money Market Funds	1,808,309	—	—	1,808,309
Collateral for Securities Loaned*	—	—	—	11,403,787
Total	$35,898,348	$—	$—	$47,302,135

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$47,617,067	$—	$—	$47,617,067
Rights	109,661	—	—	109,661
Short Term Investments
Money Market Funds	966,563	—	—	966,563
Collateral for Securities Loaned*	—	—	—	13,789,106
Total	$48,693,291	$—	$—	$62,482,397

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities.

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments. There were no Level 3 securities held during the period.

4. FEES AND OTHER RELATED PARTY TRANSACTIONS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has contractually agreed through February 28, 2021 to waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit Fund total operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth Fund, Pin Oak Equity Fund and Rock Oak Core Growth Fund and 1.35% of the average daily net assets of the River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund.

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Notes to Financial Statements

As of April 30, 2020 (Unaudited)

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2020:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver	Net Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.35)%	0.39%
River Oak Discovery Fund	0.90%	(0.21)%	0.69%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Funds with administration, fund accounting and transfer agency services, including all regulatory reporting. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and trustees of the Trust are also officers of the Adviser, Ultimus and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers or trustees to the Trust.

5. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2020 were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$21,666,288	$59,860,855
Pin Oak Equity Fund	4,498,075	55,204,306
Rock Oak Core Growth Fund	2,754,183	4,935,793
River Oak Discovery Fund	1,472,366	2,547,180
Red Oak Technology Select Fund	8,645,641	102,721,609
Black Oak Emerging Technology Fund	2,736,906	5,737,775
Live Oak Health Sciences Fund	3,630,607	7,978,541

6. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds has qualified and intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

52	Semi-Annual Report | April 30, 2020

Notes to Financial Statements

As of April 30, 2020 (Unaudited)

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses and certain other investments.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2019 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$1,929,925	$2,259,063	$4,188,988
Pin Oak Equity Fund	2,351,826	4,340,053	6,691,879
Rock Oak Core Growth Fund	2,601	100,470	103,071
River Oak Discovery Fund	—	1,745,948	1,745,948
Red Oak Technology Select Fund	4,856,601	20,580,391	25,436,992
Black Oak Emerging Technology Fund	—	3,465,522	3,465,522
Live Oak Health Sciences Fund	827,573	7,287,274	8,114,847

As of October 31, 2019, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Net Investment Income	Accumulated Capital Gain (Loss)	Unrealized Appreciation/ (Depreciation)	Cumulative Effect of Timing Differences	Total
White Oak Select Growth Fund	$2,396,916	$3,125,123	$122,509,089	$—	$128,031,128
Pin Oak Equity Fund	1,494,026	4,689,386	70,824,025	—	77,007,437
Rock Oak Core Growth Fund	—	322,561	3,068,915	(26,047)	3,365,429
River Oak Discovery Fund	—	499,421	3,121,185	(89,243)	3,531,363
Red Oak Technology Select Fund	419,296	13,971,308	244,146,081	—	258,536,685
Black Oak Emerging Technology Fund	—	2,132,572	14,990,931	(244,474)	16,879,029
Live Oak Health Sciences Fund	150,086	—	14,099,403	(461,734)	13,787,755

As of October 31, 2019, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, return of capital adjustments and partnership basis adjustments.

As of October 31, 2019, the Live Oak Health Sciences Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $461,734.

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Notes to Financial Statements

As of April 30, 2020 (Unaudited)

The Rock Oak Core Growth Fund, River Oak Discovery Fund and Black Oak Emerging Technology Fund elected to defer to the year ending October 31, 2020, late year ordinary losses in the amount of $26,047, $89,243 and $244,474, respectively.

At April 30, 2020, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

Fund	Federal Tax Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$287,555,972	$111,900,058	$(5,920,979)	$105,979,079
Pin Oak Equity Fund	166,290,078	49,070,354	(2,413,587)	46,656,767
Rock Oak Core Growth Fund	11,185,075	2,196,742	(638,580)	1,558,162
River Oak Discovery Fund	11,408,931	2,356,051	(927,252)	1,428,799
Red Oak Technology Select Fund	444,592,292	241,185,164	(4,827,008)	236,358,156
Black Oak Emerging Technology Fund	33,769,527	14,276,103	(743,495)	13,532,608
Live Oak Health Sciences Fund	48,561,666	14,761,542	(840,811)	13,920,731

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATION OF OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the information technology sector. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those sectors than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

54	Semi-Annual Report | April 30, 2020

Notes to Financial Statements

As of April 30, 2020 (Unaudited)

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2020, the James D. Oelschlager Trust owned 39.40% of the River Oak Discovery Fund.

8. TRUSTEE AND OFFICERS FEES:

As of April 30, 2020, there were five Trustees, four of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). Each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter.

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust, although they may be reimbursed for meeting-related expenses.

9. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. CORONAVIRUS (COVID-19) PANDEMIC:

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

11. SUBSEQUENT EVENTS:

Management has evaluated events or transactions from April 30, 2020, through the date these financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have material impact in the Funds’ financial statements.

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Notes to Financial Statements

As of April 30, 2020 (Unaudited)

12. LIQUIDITY RISK MANAGEMENT PROGRAM:

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Funds’ Board of Trustees approved the appointment of an Administrator, who is responsible for the Program’s administration in conjunction with the Adviser’s Liquidity Risk Committee. The Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the adequacy and effectiveness of the Program’s operations since its inception (the “Review Period”) and was presented to the Board of Trustees for consideration at its meeting held on May 6, 2020. During the Review Period, none of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Program has been effectively implemented.

56	Semi-Annual Report | April 30, 2020

Additional Information

As of April 30, 2020 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

Before considering the new investment advisory agreement between the Oak Associates Funds (the “Trust”), on behalf of the White Oak Select Growth Fund (“White Oak Fund”), Pin Oak Equity Fund (“Pin Oak Fund”), Rock Oak Core Growth Fund (“Rock Oak Fund”), River Oak Discovery Fund (“River Oak Fund”), Red Oak Technology Select Fund (“Red Oak Fund”), Black Oak Emerging Technology Fund (“Black Oak Fund”) and Live Oak Health Sciences Fund (“Live Oak Fund”) (each, a “Fund” and collectively, the “Funds”), and Oak Associates, ltd. (“Oak” or the “Adviser”), the investment adviser to the Funds (“New Agreement”), the Board of Trustees (“Board” or “Trustees”), including the Trustees who are not “interested persons” (“Independent Trustees”) within the meaning of Section 2(a)(19) of the 1940 Act, requested information about the transaction, in which James D. Oelschlager and Vanita Oelschlager, the owners of the Adviser, agreed to sell substantially all of their collective ownership interest in the Adviser to an ownership group led by certain members of the Adviser’s management team - Robert D. Stimpson, Co-Chief Investment Officer of the Adviser, Margaret L. Ballinger, Chief Compliance Officer and Chief Operating Officer of the Adviser and Carol L. Zollars, Chief Financial Officer of the Adviser (the “Transaction”), and the resultant change of control. In determining whether to approve the New Agreement, the Trustees considered information provided by Oak in conjunction with the August 14, 2019 in-person meeting of the Board. At the in-person meeting, the Board, including a majority of the Independent Trustees, unanimously approved the New Agreement.

In determining whether to approve the New Agreement, the Trustees re-considered their recent deliberations made in discussions which began at the pre-15(c) meeting special meeting of the Independent Trustees held on January 28, 2019 and which were continued at the meeting of the Trustees held on February 10-11, 2019 with respect to the Existing Agreement and deliberated upon updated and supplemental information. The Trustees also considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations as well as information received throughout the year, both in writing and during meetings, regarding the Funds, including Fund performance, expense ratios, portfolio composition and regulatory compliance (the “Adviser Materials”). Prior to the in-person Board meeting held in August, the Independent Trustees held a special meeting on August 9, 2019 to discuss the Adviser Materials. Following the August 9, 2019 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested that the Adviser provide additional information to the Trustees for the meeting held on August 14, 2019. In addition, the Independent Trustees discussed and considered the Adviser Materials and the approval of the New Agreement in an executive session of the Independent Trustees held during the August 14, 2019 meeting as well as during the regular course of the meeting, and received counsel from their independent legal counsel.

At the August meeting, representatives from Oak joined the meeting and discussed the Transaction, including the background of and reasons for the Transaction. They also discussed Oak’s history, performance, investment strategy, and compliance program in connection with the proposed New Agreement. Representatives of Oak responded to questions from the Board. The Board members also inquired about the plans for, and the new management roles and responsibilities of, certain employees and officers of Oak as a result of the change of control. In connection with the Trustees’ review of the New Agreement, the representatives from Oak emphasized that: (i) it expected that there will be no adverse changes as a result of the change of control in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services; (ii) no material adverse effects on Oak’s financial condition; (iii) no material changes in personnel or operations are contemplated; and (iv) Oak has no present

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Additional Information

As of April 30, 2020 (Unaudited)

intention to alter the expense limitations and reimbursements currently in effect for each Fund. The Board also noted that it had previously reviewed and considered certain materials and presentations provided by the Adviser, which had contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Board also noted that it had previously considered certain non-advisory services provided to the Funds, such as the services of Adviser employees as Trust officers and other personnel provided that are necessary for Fund operations, including the services of the Trust’s Chief Compliance Officer provided to the Funds at no cost to the Funds and certain employees of the Adviser serving as Trust officers overseeing and managing the other Fund service providers.

In addition to the information provided by Oak, the Trustees also considered all other factors they believed to be relevant to evaluating the New Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements between each Fund and Oak, as provided in the New Agreement, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the differences and similarities between the Existing Agreement and the New Agreement, noting specifically that the New Agreement is not intended to change the existing relationship of the Trust with the Adviser; rather, the New Agreement is intended to more specifically define the rights and obligations of the advisory relationship that currently exists; (ii) the Board’s full annual review of the Existing Agreement at the in-person meeting held on February 10-11, 2019 as required by the 1940 Act and their determination at that time that (a) Oak had the capabilities, resources, and personnel necessary to provide the satisfactory advisory services currently provided to each Fund and (b) the advisory fees paid by such Fund, taking into account any applicable fee limitations, represent reasonable compensation to Oak in light of the services provided, the costs to Oak of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment; and (iii) the operations of Oak are not currently expected to change as a result of the change of control. Certain of these considerations are discussed in more detail below. As part of the Board’s decision-making process, the Board considered the nature, extent, and quality of the services historically provided to each of the Funds by the Adviser. In reviewing the nature, extent, and quality of services, the Board considered that the New Agreement was not intended to change the existing relationship of the Trust with the Adviser; rather, the New Agreement incorporates certain additional provisions that memorialize and make explicit certain functions and duties of the Adviser that were implicit in the Existing Agreement and incorporates certain regulatory developments. The Board therefore considered presentations by Trust officers and representatives of the Adviser during the year at regular Board meetings covering matters such as the relative performance of the Funds; compliance with the investment objectives, policies, strategies, and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to fair value pricing procedures as established by the Board. The Trustees considered Oak’s personnel and the depth of Oak’s personnel who possess the experience to provide investment management services to the Funds, and noted that, based on the information provided by Oak, no material changes are expected as a result of the change of control in Oak’s personnel or operations. The Board noted that the Adviser has managed the Funds since their inception, and the Board believes that a long-term relationship with a capable, conscientious investment adviser is in the best interest of the Funds. The Board also considered that shareholders invest in a Fund specifically seeking the Adviser’s investment expertise and style. The Board also noted that when shareholders invest in a Fund, they know the advisory fee that is paid by the Fund. In this regard, the Board considered, in particular, that each Fund is managed in accordance with its investment objective and policies as disclosed to shareholders.

58	Semi-Annual Report | April 30, 2020

Additional Information

As of April 30, 2020 (Unaudited)

The Trustees also considered performance information in the Adviser Materials for Oak and each of the Funds. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance presented in connection with the approval of the New Agreement at the August 14, 2019 in-person meeting and the annual approval of the continuation of the Existing Agreement at the February 10-11, 2019 in-person meeting. The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for the three month, year-to-date, one year, three year, five year, ten year and since inception periods ended June 30, 2019 (as applicable to each Fund), including information comparing each Fund’s performance to that of each Fund’s benchmark index and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data. The Trustees considered the investment performance for the Funds and Oak. as compared to each Fund’s benchmark, peer group averages and any applicable comparable funds or accounts managed by the Adviser for the one year, three year, five year, ten year and since inception periods (as applicable to each Fund) ending as of June 30, 2019. The Trustees also noted that they had previously evaluated the performance of the Adviser’s separate accounts relative to the White Oak Fund, the River Oak Fund, the Pin Oak Fund and the Red Oak Fund, and in the case of the Red Oak Fund and the Live Oak Fund, to a similarly managed fund for which the Adviser serves as sub-adviser.

The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective peer group averages and benchmark. The Trustees noted that several of the Funds’ relative performance was positive and generally favorable for the one year period ended June 30, 2019 except for the Rock Oak Fund, River Oak Fund and Black Oak Fund, each of which had negative performance. For the one year period ended June 30, 2019, the Red Oak Fund underperformed its benchmark but outperformed its peer group averages; and the White Oak Fund, Pin Oak Fund, Rock Oak Fund, River Oak Fund, Black Oak Fund and the Live Oak Fund each underperformed their respective benchmarks and peer group averages. For certain of the other longer-term periods ended June 30, the Trustees noted that the White Oak Fund, the Pin Oak Fund, the Rock Oak Fund and the Red Oak Fund outperformed certain of their respective benchmarks and peer group averages, and underperformed for others; while the River Oak Fund, the Black Oak Fund and the Live Oak each lagged in all categories over these same longer term periods. In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things, differences in a Fund’s respective investment strategies and portfolio construction in comparison to the funds included in its respective Morningstar and Lipper peer groups. Further, the Board discussed with the Adviser the reasons behind such results for each applicable Fund. In addition, the Trustees considered other factors that supported the approval of the New Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with each Fund’s respective investment objective and policies; (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, including that this factor may impact the relative performance of the Funds. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was sufficient

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Additional Information

As of April 30, 2020 (Unaudited)

based on the information provided at the August 14, 2019 in-person meeting. The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund and the River Oak Fund in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser, including information regarding the financial condition of the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees also reviewed additional information provided by the Adviser in connection with their follow-up question on the Adviser’s estimated annual soft dollar commitment. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the New Agreement for an initial two year period, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the New Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the New Agreement for each Fund.

At a special meeting of shareholders of the Funds held on December 10, 2019, which was adjourned until December 17, 2019 to allow for the solicitation of additional votes with respect to the Red Oak Fund, shareholders of each Fund approved the New Agreement, to take effect upon an anticipated change of control of the Adviser. The change of control took place on December 31, 2019 and the New Agreement became effective for an initial two-year period.

60	Semi-Annual Report | April 30, 2020

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Oak Associates Funds

Privacy Policy

Oak Associates Funds recognizes and respects the privacy concerns of our shareholders. The Funds collect nonpublic personal information about you in the course of doing business and providing you with individualized service. “Nonpublic personal information” is personally identifiable financial information about you. We do not sell your personal information to anyone and we do not disclose it to anyone except as permitted or required by law or as described in this policy.

INFORMATION WE COLLECT

●	Information we receive from you on applications and other forms (such as your name, birth date, address and social security number);
●	Information about the transactions in your accounts;
●	Information about any bank account you use for transfers between your bank account and your Oak Associates accounts; and
●	Information we receive about you as a result of your inquiries by mail, email and telephone.

INFORMATION WE SHARE

Oak Associates Funds only discloses your nonpublic personal information as required or permitted by law. The Funds may disclose this information:

●	So that we may complete transactions you authorize or request; and
●

So that we may provide you with information about Oak Associates Funds products and services; we may disclose information to companies that provide services to us, such as transfer agents or printers and mailers that prepare and distribute materials to you.

INFORMATION SECURITY

Within Oak Associates Funds, access to your information is restricted to the individuals who need to know the information to service your account. Each Fund conducts its business through its trustees, officers and third party service providers, pursuant to agreements with the Fund. The Fund and its service providers maintain physical, electronic and procedural safeguards that comply with federal standards to guard your information. In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with nonaffiliated third parties by that entity.

TO PROTECT YOUR PRIVACY

We recommend that you do not provide your account information or Oak Associates Funds user name or password to anyone. If you become aware of any suspicious activity relating to your account, please contact us immediately at 1-888-462-5386.

QUESTIONS

Should you have any questions regarding the Funds’ Privacy Policy, please call
1-888-462-5386

OAK ASSOCIATES FUNDS

By Mail
Oak Associates Funds
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

By Telephone 1-888-462-5386 Monday through Friday, 8:00 a.m. to 6:00 p.m. ET

On The Web www.oakfunds.com
Click on the My Oak Account section to take advantage of these features:

●    Trade Online

●     Access and Update Account Information

●     Go Paperless with eDelivery

●     View and download account history

●     Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund monthly on Form N-PORT, with every third month made available to the public by the Commission sixty days after the end of the Funds’ fiscal quarter.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by Ultimus Fund Distributors, LLC

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oak Associates Funds

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/25/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles A. Kiraly
Charles A. Kiraly, President and Principal Executive Officer

Date	6/25/2020

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	6/25/2020